Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 21, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 42,721		$ 15,285
Credits	3,955		1,580
Stock based compensation	2,826		383
Accruals and reserves	1,248		1,335
Fixed assets	991		0
Operating lease liability	4,360		4,059
Gross deferred tax assets	56,101		22,642
Valuation allowance	(47,420)	$ (47,400)	(19,362)
Net deferred tax assets	8,681		3,280
Deferred tax liabilities:
Intangible property	(5,287)		0
Fixed assets	0		(230)
Operating lease, right of use assets	(3,394)		(3,050)
Gross deferred tax liabilities	(8,681)		(3,280)
Net deferred tax assets	$ 0		$ 0